Leases (Details) - Schedule of Minimum Lease Payment Under these Operating Leases	Dec. 31, 2023 USD ($)
Schedule Of Minimum Lease Payment Under These Operating Leases Abstract
2024	$ 146,564
Thereafter	60,350
Total minimum lease payments	206,914
Less: discount	(5,556)
Present value of minimum lease payments	$ 201,358